Growth Fund Annual Fund Operating Expenses - Growth Fund - Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.79%